Note 19 Deferred tax assets and liabilities annual variations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred assets [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax assets and liabilities	€ 14,917	€ 15,327	€ 15,318
Deferred tax pensions	6	(23)	(17)
Deferred tax financials instruments	(106)	116	(94)
Deferred tax loss allowances	158	(7)	47
Deferred tax others	83	32	24
Deferred tax guaranteed tax assets	(615)	(57)	(2)
Deferred tax tax losses	51	(471)	51
Deferred tax assets and liabilities	14,494	14,917	15,327
Deferred liabilities [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax assets and liabilities	1,769	1,809	1,928
Deferred tax pensions	0	0	0
Deferred tax financials instruments	(556)	216	(106)
Deferred tax loss allowances	0	0	0
Deferred tax others	113	(256)	(13)
Deferred tax guaranteed tax assets	0	0	0
Deferred tax tax losses	0	0	0
Deferred tax assets and liabilities	€ 1,326	€ 1,769	€ 1,809